PREPAID LAND LEASES	12 Months Ended
Jun. 30, 2023
PREPAID LAND LEASES
PREPAID LAND LEASES
NOTE
8
- PREPAID LAND LEASES
A summary of prepaid land leases is as follows:

	June 30,
	2022	2023
Prepaid land leases	$16,146	$15,222
Less: Accumulated amortization	(3,699)	(3,719)

	$12,447	$11,503

Prepaid land leases with a total carrying value of $3,166 was pledged to secure lines of credits from a bank in PRC as of June 30, 2023 (note 13).
Prepaid land leases with a total carrying value of $3,166 was pledged to secure long-term bank loans as of June 30, 2023 (note 14).
The amortization for the years ended June 30, 2021, 2022 and 2023 was $454, $382 and $331, respectively.
The annual amortization of prepaid land leases for each of the five succeeding years is as follows:

Year ending June 30,
2024	$331
2025	331
2026	331
2027	331
2028	331